ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2016	Jan. 31, 2016	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013
Series A convertible preferred shares
Convertible preferred stock, par value (in dollars per share)	$ 0.00005	$ 0.00005
Convertible preferred stock, shares authorized	0	4,200,000			4,200,000
Convertible preferred stock, shares issued	0	4,200,000						2,100,000
Convertible preferred stock, shares outstanding	0	4,200,000
Series B convertible preferred shares
Convertible preferred stock, par value (in dollars per share)	$ 0.00005	$ 0.00005
Convertible preferred stock, shares authorized	0	11,396,178			11,396,178
Convertible preferred stock, shares issued	0	11,396,178					5,698,089
Convertible preferred stock, shares outstanding	0	11,396,178
Series C convertible preferred shares
Convertible preferred stock, par value (in dollars per share)	$ 0.00005	$ 0.00005
Convertible preferred stock, shares authorized	0	31,739,234			31,739,234
Convertible preferred stock, shares issued	0	31,739,234				15,869,617
Convertible preferred stock, shares outstanding	0	31,739,234
Series D convertible preferred shares
Convertible preferred stock, par value (in dollars per share)	$ 0.00005	$ 0.00005
Convertible preferred stock, shares authorized	0	27,783,584
Convertible preferred stock, shares issued	0	27,783,584	1,184,630	26,598,954
Convertible preferred stock, shares outstanding	0	27,783,584
Ordinary shares Class A
Common stock, par value (in dollars per share)	$ 0.00005	$ 0.00005
Common stock, shares authorized	800,000,000	72,000,000
Common stock, shares issued	91,088,106	72,000,000
Common stock, shares outstanding	91,088,106	72,000,000
Ordinary shares Class B
Common stock, par value (in dollars per share)	$ 0.00005	$ 0.00005
Common stock, shares authorized	72,000,000	839,209,895
Common stock, shares issued	72,000,000	0
Common stock, shares outstanding	72,000,000	0
Ordinary shares Class C
Common stock, par value (in dollars per share)	$ 0.00005	$ 0.00005
Common stock, shares authorized	0	13,671,109
Common stock, shares issued	0	1,607,901
Common stock, shares outstanding	0	0
Parent | Series A convertible preferred shares
Convertible preferred stock, par value (in dollars per share)	$ 0.00005	$ 0.00005
Convertible preferred stock, shares authorized	0	4,200,000
Convertible preferred stock, shares issued	0	4,200,000
Convertible preferred stock, shares outstanding	0	4,200,000
Parent | Series B convertible preferred shares
Convertible preferred stock, par value (in dollars per share)	$ 0.00005	$ 0.00005
Convertible preferred stock, shares authorized	0	11,396,178
Convertible preferred stock, shares issued	0	11,396,178
Convertible preferred stock, shares outstanding	0	11,396,178
Parent | Series C convertible preferred shares
Convertible preferred stock, par value (in dollars per share)	$ 0.00005	$ 0.00005
Convertible preferred stock, shares authorized	0	31,739,234
Convertible preferred stock, shares issued	0	31,739,234
Convertible preferred stock, shares outstanding	0	31,739,234
Parent | Series D convertible preferred shares
Convertible preferred stock, par value (in dollars per share)	$ 0.00005	$ 0.00005
Convertible preferred stock, shares authorized	0	27,783,584
Convertible preferred stock, shares issued	0	27,783,584
Convertible preferred stock, shares outstanding	0	27,783,584
Parent | Ordinary shares Class A
Common stock, par value (in dollars per share)	$ 0.00005	$ 0.00005
Common stock, shares authorized	800,000,000	72,000,000
Common stock, shares issued	91,088,106	72,000,000
Common stock, shares outstanding	91,088,106	72,000,000
Parent | Ordinary shares Class B
Common stock, par value (in dollars per share)	$ 0.00005	$ 0.00005
Common stock, shares authorized	72,000,000	839,209,895
Common stock, shares issued	72,000,000	0
Common stock, shares outstanding	72,000,000	0
Parent | Ordinary shares Class C
Common stock, par value (in dollars per share)	$ 0.00005	$ 0.00005
Common stock, shares authorized	0	13,671,109
Common stock, shares issued	0	1,607,901
Common stock, shares outstanding	0	0